STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

Note 12 - STOCK-BASED COMPENSATION

In July of 2021, the Board of Directors approved the 2021 Stock Incentive Plan (the “2021 Plan” and, together with the 2019 Plan, the “Prior Plans”) with a term of ten years. The Plan was administered by the Board of Directors, which was authorized to grant, at its discretion, awards to employees, directors, and consultants. The maximum number of common shares reserved for grants of awards under the Plan was 1,000,000 shares which was amended and increased to 2,000,000 in May of 2022. The Plan provides for the grant of stock options (both incentive stock options and nonqualified stock options), and the grants and sale of RSUs. Shares issued under this Plan may be drawn from authorized and unissued shares, or shares reacquired by the Company.

In connection with the merger, shareholders and board members approved the Dragonfly Energy Holdings 2022 Equity Incentive Plan (the “2022 Plan”). A total of 2,785,950 shares of common stock was initially reserved for issuance under the 2022 Plan, with the potential for additional shares to be issued under the plan. The 2022 Plan replaced the Prior Plans, which the Company assumed in the merger. Following the Closing, no additional awards will be granted under the Prior Plans, although all stock awards granted under the Prior Plans that are outstanding immediately prior to the Closing will be assumed by the Company and continue to be subject to the terms and conditions as set forth in the agreements evidencing such stock awards and the terms of the applicable Prior Plan.

If an incentive award granted under the 2022 Plan expires, terminates, is unexercised or is forfeited, or if any shares are surrendered to us in connection with an incentive award, the shares subject to such award and the surrendered shares will become available for future awards under the 2022 Plan. The number of shares subject to the 2022 Plan, and the number of shares and terms of any Incentive Award may be adjusted in the event of any change in our outstanding common stock by reason of any stock dividend, spin-off, stock split, reverse stock split, recapitalization, reclassification, merger, consolidation, liquidation, business combination or exchange of shares, or similar transaction.

The Company maintains the Dragonfly Energy Holdings Corp. Employee Stock Purchase Plan (the “ESPP”) which is designed to allow eligible employees and the eligible employees of the Company’s participating subsidiaries to purchase shares of the Company’s common stock, at semi-annual intervals, with their accumulated payroll deductions. A total of 273,822 shares of the Company’s common stock were initially available for issuance under the ESPP. The share limit will automatically increase on the first trading day in January of each year by an amount equal to lesser of (1) 1% of the total number of outstanding shares of the Company’s common stock on December 31 in the prior year, (2) 166,667 shares, or (3) such number as determined by the Company’s board of directors.

A summary of the Company’s option activity and related information follows:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Grant Date Fair Value	Weighted-Average Remaining Contractual Life (in years)	Aggregate intrinsic value
Balances, January 1, 2023	404,773	$18.18	$10.89	7.90	$35,898
Options granted	15,956	67.50	34.38	-	632
Options forfeited	(56,013)	26.55	14.67	-	439
Options exercised	(101,996)	5.76	11.52	-	585
Balances, December 31, 2023	262,720	$24.21	$14.13	7.60	$60

Balances, January 1, 2024	262,720	$24.21	$14.13	7.60	$60
Options granted	-	-	-	-	-
Options forfeited	(27,029)	26.53	26.53	-	4
Options expired	(65,660)	18.93	18.93	-	492
Options exercised	(1,222)	3.17	3.17	-	-
Balances, December 31, 2024	168,809	$25.97	$25.97	6.50	$-

At December 31, 2024
Vested and Exercisable	146,613	$24.79		6.47	$-
Vested and expected to vest	168,809	$25.97		6.50	$-

During the year ended December 31, 2024, the Company issued 1,240 shares as a result of exercised stock options upon the receipt of proceeds of approximately $4.

Share-based compensation expense for options and RSUs totaling $1,020 and $6,710 was recognized in the Company’s consolidated statements of operations for the years ended December 31, 2024 and 2023, respectively.

Of the $1,020 of share-based compensation incurred during the year ended December 31, 2024, $100 is allocated to cost of goods sold, $168 to research and development, $265 to selling and marketing, and $488 to general and administrative expenses. Of the $6,710 of share-based compensation incurred during the year ended December 31, 2023, $133 is allocated to cost of goods sold, $116 to research and development, $1,097 to selling and marketing, and $5,364 to general and administrative expenses.

Dragonfly Energy Holdings Corp.

Notes to Consolidated Financial Statements

(in thousands, except share and per share data)

Note 12 - Stock-Based Compensation (continued)

The valuation methodology used to determine the fair value of the options issued during the year was the Black Scholes option pricing model. The Black Scholes model requires the use of a number of assumptions including volatility of the stock price, the fair value of the underlying stock, the average risk free interest rate, and the weighted average expected life of the options. The expected term was estimated using the simplified method due to lack of sufficient history of option exercises.

	2024	2023
Weighted average fair value of options granted	N/A	$34.38
Risk-free interest rate	N/A	4.20%
Volatility	N/A	45.0%
Expected life (years)	N/A	6.45
Dividend yield	N/A	0.00%

Restricted Stock Units

On February 10, 2023, the Company granted 51,333 restricted stock units under the 2022 Plan which vested in full immediately upon grant. The fair value of the restricted stock units on the date of grant was $3,464 and was recorded as compensation expense during the year ended December 31, 2023. The Company granted an additional 5,224 restricted stock units. The fair value of the 5,224 unvested restricted stock units was $126 and an expense of $22 was recorded during the year ended December 31, 2023.

On February 5, 2024, the Company granted 24,447 restricted stock units of which 11,111 vested immediately. The fair value of the 24,447 restricted stock units was $95 and an expense of $53 was recorded as compensation expense during the year ended December 31, 2024, respectively.

On April 12, 2024, the Company issued a total of 92,923 RSUs to the following employees: (i) 63,045 RSUs to the Chief Executive Officer; (ii) 20,165 RSUs to the Chief Revenue Officer; and (iii) 9,712 RSUs to the Chief Marketing Officer. Each of the RSUs granted will vest in three equal annual installments, with the first vesting date on the one (1) year anniversary of the date of issuance and the following two vesting dates on each subsequent anniversary of the date of issuance, subject to each employees’ continued employment as of each vesting date. The fair value of the 92,923 RSUs was $376 and an expense of $91 was recorded during the year ended December 31, 2024.

On April 12, 2024, the board of directors authorized the issuance of 24,692 RSUs to each director in connection with their service as directors for the year ended December 31, 2023. The RSUs will vest in three equal annual installments, with the first vesting date on the one (1) year anniversary date of their issuance, subject to the directors continued service on with the Company on each vesting date. The fair value of the 148,152 RSUs issued to directors in total was $600 and an expense of $145 was recorded during the year ended December 31, 2024.

On June 24, 2024, the Company granted 2,417 restricted stock units. The fair value of the 2,417 RSUs was $19 and an expense of $2 was recorded as compensation expense during the year ended December 31, 2024.

Dragonfly Energy Holdings Corp.

Notes to Consolidated Financial Statements

(in thousands, except share and per share data)

Note 12 - Stock-Based Compensation (continued)

Restricted Stock Units (Continued)

In addition to the restricted stock unit awards, the Board also approved the following cash awards to the above referenced employees: (i) $511 to the Chief Executive Officer; (ii) $163 to the Chief Revenue Officer; and (iii) $79 to the Chief Marketing Officer. Each of the approved cash awards will not be paid out to the employees until the Company has achieved a minimum cash balance of $30,000, and are subject to each employee’s continued employment on the date of payment.

On August 19, 2024, the Company issued a total of 81,710 RSUs. Each of the RSUs granted will vest in three equal annual installments, with the first vesting date on the one (1) year anniversary of the date of issuance and the following two vesting dates on each subsequent anniversary of the date of issuance, subject to each employees’ continued employment as of each vesting date. The fair value of the 81,710 RSUs was $448 and an expense of $52 was recorded as compensation expense during the year ended December 31, 2024.

On August 26, 2024, the Company issued a total of 2,223 RSUs. Each of the RSUs granted will vest in three equal annual installments, with the first vesting date on the one (1) year anniversary of the date of issuance and the following two vesting dates on each subsequent anniversary of the date of issuance, subject to each employees’ continued employment as of each vesting date. The fair value of the 2,223 RSUs was $12 and no expense was recorded as compensation expense during the year ended December 31, 2024.

For the year ended December 31, 2024, the Company issued 863 shares in exchange for 1,103 vested restricted stock units less shares deducted to cover taxes.

The following table presents the restricted stock units activity for the years ended December 31, 2024 and 2023:

	Number of Shares	Weighted-Average Fair Market Value
Unvested shares, January 1, 2023	20,000	$126.00
Granted and unvested	56,557	63.54
Vested	(71,333)	83.88
Unvested shares, December 31, 2023	5,224	$24.21

Unvested shares, January 1, 2024	5,224	$24.21
Granted and unvested	351,872	4.41
Forfeited	(9,727)	7.51
Exercised	(1,103)	32.79
Vested	(11,515)	4.18
Unvested shares, December 31, 2024	334,751	$4.54

As of December 31, 2024 and 2023 there were 854,412 and 496,587 shares, respectively, of unissued authorized and available for future awards under the 2022 Equity Incentive Plan and Employee Stock Purchase Plan.

Dragonfly Energy Holdings Corp.

Notes to Consolidated Financial Statements

(in thousands, except share and per share data)

Note 12 - Stock-Based Compensation (continued)

Employee Stock Purchase Plan

The Company maintains the Dragonfly Energy Corporation, Inc. Employee Stock Purchase Plan which permits eligible employees to purchase shares at not less than 85% of the market value of the Company’s common stock on the offering date or the purchase date of the applicable offering period, whichever is lower. The plan was adopted by the Company’s Board of Directors on May 13, 2022. On April 24, 2024, the Company issued 27,197 common shares in connection with its Employee Stock Purchase Plan for a total consideration of approximately $112. The ESPP allows employees to purchase shares at a 15% discount to the lesser of the stock price at the beginning or the end of the offering period, which was October 1, 2023, and April 1, 2024, respectively. The discount resulted in an exercise price of $4.14 per share.

On April 1, 2024, the Company commenced a second offering under the Employee Stock Purchase Plan (ESPP), which ran through September 30, 2024, with the same terms as the first offering. As of September 30, 2024, the Company had issued 33,950 common shares in connection with its Employee Stock Purchase Plan for a total consideration of approximately $135. The ESPP allows employees to purchase shares at a 15% discount to the lesser of the stock price at the beginning or the end of the offering period, which was April 1, 2024, and September 30, 2024, respectively. The discount resulted in an exercise price of $3.99 per share.